UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)
	Shares	Value

COMMON STOCKS — 96.8%
AUSTRALIA — 5.4%
BHP Billiton Ltd.(a)	521,959	$18,085,879
CSL Ltd.	230,480	18,874,453
Macquarie Group Ltd.	335,054	21,012,035
Woodside Petroleum Ltd.	897,402	19,656,854
		77,629,221

CANADA — 5.7%
Canadian Natural Resources Ltd.(b)	484,101	15,510,596
Enbridge, Inc.(b)	412,007	18,223,070
Imperial Oil Ltd.(b)	494,935	15,501,364
Magna International, Inc.(b)	749,464	32,189,479
		81,424,509

CHINA — 1.4%
AAC Technologies Holdings, Inc.	1,974,027	19,838,508

COLOMBIA — 1.8%
Bancolombia S.A.(a)	640,847	25,018,667

DENMARK — 2.6%
Novo Nordisk A/S(a)	434,850	18,085,411
Pandora A/S	161,145	19,474,818
		37,560,229

FRANCE — 7.8%
Air Liquide S.A.	176,254	18,898,500
AXA S.A.	1,048,372	22,305,286
BNP Paribas S.A.	427,709	21,990,835
Carrefour S.A.	723,424	18,743,849
Dassault Systemes	135,073	11,718,364
L'Oreal S.A.	89,872	16,970,886
		110,627,720

GERMANY — 12.8%
Allianz S.E.(a)	1,381,809	20,492,228
BASF S.E.	241,585	20,654,948
Continental A.G.	114,323	24,034,542
Fresenius S.E. & Co. KGaA	206,029	16,434,643
Henkel A.G. & Co. KGaA(a)	133,391	18,151,180
Muenchener Rueckversicherungs-Gesellschaft A.G.	118,862	22,164,786
SAP S.E.(a)	190,842	17,444,867
Siemens A.G.	178,505	20,894,429
Volkswagen A.G.	169,851	22,314,170
		182,585,793

IRELAND — 1.4%
Ryanair Holdings PLC(a)	266,250	19,976,738

JAPAN — 17.6%
Astellas Pharma, Inc.	1,407,585	$21,841,477
CyberAgent, Inc.	645,368	19,041,872
FANUC Corp.	103,960	17,438,584
Fuji Heavy Industries Ltd.	798,909	29,583,386
Japan Tobacco, Inc.	501,228	20,359,530
JGC Corp.	1,166,250	20,069,092
Komatsu Ltd.	865,823	19,595,324
Kubota Corp.	1,611,126	24,046,538
Nitto Denko Corp.	327,674	21,023,096
ORIX Corp.	1,633,754	23,804,265
Sysmex Corp.	211,816	15,540,763
Tokyo Electron Ltd.	212,357	18,589,745
		250,933,672

MEXICO — 2.5%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	3,693,068	19,366,427
Wal-Mart de Mexico S.A.B. de C.V.(a)	711,571	15,554,942
		34,921,369

NETHERLANDS — 2.3%
Gemalto N.V.	226,129	14,499,487
Royal Dutch Shell PLC - Class B(a)	346,873	18,325,301
		32,824,788

PERU — 1.5%
Credicorp Ltd.	145,048	22,079,207

SINGAPORE — 1.5%
Singapore Telecommunications Ltd.	7,420,537	21,602,649

SOUTH AFRICA — 0.9%
MTN Group Ltd.	1,562,808	13,377,113

SPAIN — 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	3,235,986	19,564,229

SWEDEN — 4.1%
Sandvik A.B.	2,029,636	22,322,021
SKF A.B.(a)	1,206,209	20,758,857
Svenska Cellulosa A.B. SCA - Class B	518,699	15,405,943
		58,486,821

SWITZERLAND — 9.3%
ABB Ltd.	910,233	20,434,567
Adecco S.A.	472,111	26,582,060
Coca-Cola HBC A.G.	836,213	19,423,120
Givaudan S.A.	7,968	16,214,859
Nestle S.A.(a)	220,087	17,391,275
Novartis A.G.(a)	169,032	13,346,767
Roche Holding A.G.	77,379	19,195,408
		132,588,056

TAIWAN — 2.6%
Largan Precision Co., Ltd.	154,000	$18,571,087
MediaTek, Inc.	2,397,930	18,321,744
36,892,831
UNITED KINGDOM — 10.0%
Compass Group PLC	1,058,420	20,509,889
Diageo PLC(a)	170,830	19,823,113
Next PLC	277,650	17,188,028
Prudential PLC(a)	485,198	17,326,421
Reckitt Benckiser Group PLC	185,993	17,514,441
SABMiller PLC	206,626	12,038,676
Standard Life PLC	4,611,122	20,554,308
WPP PLC	733,140	17,238,055
		142,192,931

UNITED STATES — 4.2%
Aflac, Inc.	359,605	25,844,811
Mettler-Toledo International, Inc.*	52,014	21,837,038
Schlumberger Ltd.	147,700	11,615,128
		59,296,977

TOTAL COMMON STOCKS (Cost $998,565,523) — 96.8%		1,379,422,028

SHORT-TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.201%	43,000,000	43,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $43,000,000) — 3.0%		43,000,000

TOTAL INVESTMENTS (Cost $1,041,565,523) — 99.8%		1,422,422,028
Other assets less liabilities — 0.2%		3,538,854

TOTAL NET ASSETS — 100.0%		$1,425,960,882

(equivalent to $24.49  per share; unlimited shares of $1.00 par value capital shares authorized; 58,214,992 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 93.3%
BRAZIL — 2.2%
Hypermarcas S.A.	26,400	$226,237
Odontoprev S.A.	68,500	272,340
		498,577

CHINA — 12.3%
Greatview Aseptic Packaging Co., Ltd.	789,000	419,097
Haier Electronics Group Co., Ltd.	536,000	885,916
Hengan International Group Co., Ltd.	20,000	165,799
Tencent Holdings Ltd.	46,400	1,274,199
		2,745,011

FRANCE — 1.9%
Sanofi(a)	11,200	427,728

INDIA — 15.8%
Amara Raja Batteries Ltd.	36,600	555,652
Bharti Airtel Ltd.	161,200	760,240
Blue Dart Express Ltd.	6,600	543,439
Castrol India Ltd.	99,000	706,219
Essel Propack Ltd.	67,600	229,411
HDFC Bank Ltd.(a)	4,600	330,694
ITC Ltd.	110,400	400,196
		3,525,851

INDONESIA — 6.8%
Kalbe Farma Tbk P.T.	3,653,500	480,098
Kino Indonesia Tbk P.T.	490,700	157,914
Mitra Adiperkasa Tbk P.T.*	1,018,700	359,054
United Tractors Tbk P.T.	379,500	514,685
		1,511,751

JORDAN — 0.9%
Hikma Pharmaceuticals PLC	7,559	197,720

KENYA — 3.2%
Safaricom Ltd.	3,593,700	707,743

MEXICO — 10.9%
Fomento Economico Mexicano S.A.B. de C.V.(a)	9,860	907,514
Fresnillo PLC	29,450	692,447
Grupo Lala S.A.B. de C.V.	210,700	401,301
Megacable Holdings S.A.B. de C.V.	113,162	433,744
		2,435,006

PHILIPPINES — 1.8%
CEMEX Holdings Philippines, Inc.*(b)	1,632,900	404,058

RUSSIA — 4.3%
Magnit PJSC	3,955	$654,320
Mail.Ru Group Ltd.*(c)	17,430	305,722
		960,042

SOUTH AFRICA — 2.8%
Nampak Ltd.	198,300	280,922
Naspers Ltd. - N Shares	2,000	346,179
		627,101

SOUTH KOREA — 9.4%
NAVER Corp.	1,485	1,190,589
Samsung Electronics Co., Ltd.	450	652,926
Samsung Electronics Co., Ltd.(c)	350	252,875
		2,096,390

TAIWAN — 2.8%
Advantech Co., Ltd.	49,000	420,507
PChome Online, Inc.	17,676	208,084
		628,591

THAILAND — 2.7%
Mega Lifesciences PCL	1,074,100	588,973

TURKEY — 3.1%
Coca-Cola Icecek A.S.	25,700	312,750
Turk Traktor ve Ziraat Makineleri A.S.	13,728	372,591
		685,341

UNITED STATES — 9.2%
Abbott Laboratories	15,400	651,266
Anadarko Petroleum Corp.	3,918	248,244
Frank's International N.V.	22,500	292,500
PriceSmart, Inc.	3,900	326,664
Schlumberger Ltd.	6,629	521,305
		2,039,979

VIETNAM — 3.2%
Vietnam Dairy Products JSC	112,955	709,275

TOTAL COMMON STOCKS (Cost $19,081,815) — 93.3%		20,789,137

TOTAL INVESTMENTS (Cost $19,081,815) — 93.3%		20,789,137
Other assets less liabilities — 6.7%		1,494,342

TOTAL NET ASSETS — 100.0%		$22,283,479

(equivalent to $10.51 per share; unlimited shares of $1.00 par value capital shares authorized; 2,119,661 shares outstanding)

JSC - Joint Stock Company

PCL - Public Company Limited
PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)
Rule 144A restricted security. Total value of these securities is $404,058 which represents 1.8% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	GDR - Global Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 1.6%
Amcor Ltd.	14,010	$162,446

CANADA — 4.3%
Agnico Eagle Mines Ltd.(a)	1,436	77,803
Alimentation Couche-Tard, Inc. - Class B	1,881	91,154
Enbridge, Inc.(a)	2,906	128,532
Gildan Activewear, Inc.(a)	5,260	147,017
		444,506

CHINA — 2.3%
ANTA Sports Products Ltd.	39,835	108,108
Tencent Holdings Ltd.	4,820	132,363
		240,471

DENMARK — 1.5%
Pandora A/S	1,300	157,109

FINLAND — 1.8%
Amer Sports Oyj	6,293	192,424

FRANCE — 3.6%
AXA S.A.	6,535	139,039
BNP Paribas S.A.	1,910	98,203
Valeo S.A.	2,400	140,005
		377,247

GERMANY — 2.9%
Muenchener Rueckversicherungs-Gesellschaft A.G.	570	106,290
Siemens A.G.	1,639	191,849
		298,139

IRELAND — 1.4%
Ryanair Holdings PLC(b)	1,998	149,910

JAPAN — 5.2%
Japan Tobacco, Inc.	4,000	162,477
Kao Corp.(b)	3,900	220,818
Sohgo Security Services Co., Ltd.	3,000	159,756
		543,051

MEXICO — 1.2%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	24,100	126,380

NETHERLANDS — 1.1%
NXP Semiconductors N.V.*	1,115	113,741

SWEDEN — 1.8%
Indutrade A.B.	8,566	$183,725

SWITZERLAND — 2.4%
Nestle S.A.(b)	2,256	178,269
Roche Holding A.G.(b)	2,204	68,258
		246,527

UNITED KINGDOM — 2.9%
Ashtead Group PLC	8,078	133,080
Whitbread PLC	3,284	166,690
		299,770

UNITED STATES — 65.8%
ABIOMED, Inc.*	847	108,907
Aflac, Inc.	2,400	172,488
Alaska Air Group, Inc.	1,653	108,867
Allergan PLC*	734	169,048
Alphabet, Inc. - Class A*	248	199,407
Alphabet, Inc. - Class C*	151	117,371
Amazon.com, Inc.*	248	207,653
Apple, Inc.	2,205	249,275
Atmos Energy Corp.	1,635	121,758
Broadcom Ltd.	1,267	218,583
Broadridge Financial Solutions, Inc.	2,700	183,033
Chevron Corp.	2,281	234,761
Chipotle Mexican Grill, Inc.*	369	156,272
Citizens Financial Group, Inc.	6,535	161,480
CSRA, Inc.	6,266	168,555
Diplomat Pharmacy, Inc.*	4,110	115,121
DISH Network Corp. - Class A*	2,212	121,173
Dominion Resources, Inc.	1,751	130,047
Facebook, Inc. - Class A*	1,574	201,897
General Electric Co.	7,652	226,652
Gilead Sciences, Inc.	1,533	121,291
HealthEquity, Inc.*	3,568	135,049
Home Depot, Inc.	1,612	207,432
Integrated Device Technology, Inc.*	6,795	156,964
Kraft Heinz Co.	1,868	167,205
Marsh & McLennan Cos., Inc.	2,927	196,841
McDonald's Corp.	1,009	116,398
Mettler-Toledo International, Inc.*	338	141,903
MGP Ingredients, Inc.	4,168	168,887
Micron Technology, Inc.*	9,027	160,500
Microsoft Corp.	2,653	152,813
NVR, Inc.*	90	147,588
Perrigo Co. PLC	1,386	127,969
Philip Morris International, Inc.	2,113	205,426
Priceline Group, Inc.*	37	54,445
Schlumberger Ltd.	2,335	183,624
Signature Bank*	780	92,391
Southwest Airlines Co.	4,308	167,538
Synchrony Financial	3,367	94,276
U.S. Silica Holdings, Inc.	1,823	84,879
Verizon Communications, Inc.	3,828	198,979

Walgreens Boots Alliance, Inc.	1,460	$117,705
Western Digital Corp.	1,099	64,259
Zoetis, Inc.	4,086	212,513
		6,849,223

TOTAL COMMON STOCKS (Cost $8,908,351) — 99.8%		10,384,669

TOTAL INVESTMENTS (Cost $8,908,351) — 99.8%		10,384,669
Other assets less liabilities — 0.2%		25,298

TOTAL NET ASSETS — 100.0%		$10,409,967

(equivalent to $12.63 per share; unlimited shares of $1.00 par value capital shares authorized; 824,342 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	Canadian security traded on U.S. stock exchange.
(b)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 100.4%
CONSUMER DISCRETIONARY — 23.4%
Boyd Gaming Corp.*	15,422	$305,047
Century Communities, Inc.*	9,200	197,892
Churchill Downs, Inc.	1,165	170,498
Comcast Corp. - Class A	5,222	346,427
Gildan Activewear, Inc.(a)	9,045	252,808
LGI Homes, Inc.*	5,675	209,067
Lions Gate Entertainment Corp.	9,665	193,203
LKQ Corp.*	8,025	284,567
Newell Brands, Inc.	8,086	425,809
Norwegian Cruise Line Holdings Ltd.*	2,362	89,047
Six Flags Entertainment Corp.	5,579	299,090
TopBuild Corp.*	8,764	290,965
		3,064,420

CONSUMER STAPLES — 12.8%
Anheuser-Busch InBev S.A./N.V.(b)	2,329	306,054
Ingles Markets, Inc. - Class A	5,940	234,868
MGP Ingredients, Inc.	8,414	340,935
Molson Coors Brewing Co. - Class B	1,104	121,219
Spectrum Brands Holdings, Inc.	2,448	337,065
Walgreens Boots Alliance, Inc.	4,201	338,685
		1,678,826

FINANCIALS — 8.1%
CME Group, Inc.	2,442	255,238
MSCI, Inc.	2,997	251,568
Nasdaq, Inc.	4,145	279,953
S&P Global, Inc.	2,189	277,040
		1,063,799

HEALTH CARE — 16.3%
Akorn, Inc.*	12,328	336,062
Allergan PLC*	1,467	337,865
Boston Scientific Corp.*	17,810	423,878
Hologic, Inc.*	7,252	281,595
Lannett Co., Inc.*	15,119	401,712
Ligand Pharmaceuticals, Inc.*	1,288	131,453
Varian Medical Systems, Inc.*	2,287	227,625
		2,140,190

INDUSTRIALS — 10.1%
Builders FirstSource, Inc.*	22,814	262,589
BWX Technologies, Inc.	5,524	211,956
Manitowoc Foodservice, Inc.*	13,043	211,557
Masonite International Corp.*	2,691	167,300
Sensata Technologies Holding N.V.*	4,398	170,554

Wabtec Corp.	3,621	$295,655
1,319,611
INFORMATION TECHNOLOGY — 23.3%
Belden, Inc.	1,958	135,082
Broadcom Ltd.	2,569	443,204
Euronet Worldwide, Inc.*	3,519	287,960
MACOM Technology Solutions Holdings, Inc.*	5,589	236,638
Maxim Integrated Products, Inc.	2,879	114,959
Micron Technology, Inc.*	12,661	225,113
Microsemi Corp.*	11,267	472,989
NXP Semiconductors N.V.*	2,698	275,223
ON Semiconductor Corp.*	10,888	134,140
SS&C Technologies Holdings, Inc.	8,656	278,290
TE Connectivity Ltd.	3,485	224,364
Zebra Technologies Corp. - Class A*	3,312	230,548
		3,058,510

MATERIALS — 6.4%
Albemarle Corp.	2,868	245,185
Ball Corp.	2,994	245,358
Berry Plastics Group, Inc.*	5,180	227,143
Crown Holdings, Inc.*	2,250	128,453
		846,139

TOTAL COMMON STOCKS (Cost $12,240,271) — 100.4%		13,171,495

TOTAL INVESTMENTS (Cost $12,240,271) — 100.4%		13,171,495
Liabilities less other assets — (0.4)%		(48,104)

TOTAL NET ASSETS — 100.0%		$13,123,391

(equivalent to $12.24 per share; unlimited shares of $1.00 par value capital shares authorized; 1,072,016 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	Canadian security traded on U.S. stock exchange.
(b)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.6%
CONSUMER DISCRETIONARY — 15.8%
American Eagle Outfitters, Inc.	748,625	$13,370,442
Big Lots, Inc.	248,140	11,848,685
Brunswick Corp.	107,975	5,267,021
Cheesecake Factory, Inc.	147,850	7,401,371
Chipotle Mexican Grill, Inc.*	5,968	2,527,448
Darden Restaurants, Inc.	170,700	10,467,324
DISH Network Corp. - Class A*	213,975	11,721,550
DR Horton, Inc.	121,700	3,675,340
Expedia, Inc.	67,600	7,890,272
Foot Locker, Inc.	37,300	2,525,956
Harman International Industries, Inc.	56,800	4,796,760
Lear Corp.	82,300	9,976,406
NVR, Inc.*	2,408	3,948,807
O'Reilly Automotive, Inc.*	9,850	2,759,084
Panera Bread Co. - Class A*	67,754	13,193,059
Polaris Industries, Inc.	87,500	6,776,000
PulteGroup, Inc.	351,750	7,049,070
PVH Corp.	39,600	4,375,800
Royal Caribbean Cruises Ltd.(a)	129,950	9,739,753
Skechers U.S.A., Inc. - Class A*	285,450	6,536,805
Tenneco, Inc.*	131,075	7,637,740
Texas Roadhouse, Inc.	124,944	4,876,564
Thor Industries, Inc.	273,399	23,156,895
Ulta Salon Cosmetics & Fragrance, Inc.*	24,950	5,937,601
Vail Resorts, Inc.	62,275	9,769,702
		197,225,455

CONSUMER STAPLES — 4.5%
Casey's General Stores, Inc.	42,157	5,065,164
Clorox Co.	44,425	5,561,121
ConAgra Foods, Inc.	271,325	12,782,121
Hormel Foods Corp.	292,600	11,098,318
JM Smucker Co.	46,675	6,326,329
Monster Beverage Corp.*	42,748	6,275,834
Tyson Foods, Inc. - Class A	128,525	9,596,962
		56,705,849

ENERGY — 6.0%
Gulfport Energy Corp.*	247,921	7,003,768
Oceaneering International, Inc.	224,041	6,163,368
Parsley Energy, Inc. - Class A*	190,925	6,397,897
Patterson-UTI Energy, Inc.	637,150	14,253,045
Range Resources Corp.	183,650	7,116,438
Rice Energy, Inc.*	267,375	6,981,161
RPC, Inc.*	680,275	11,428,620
U.S. Silica Holdings, Inc.	346,625	16,138,860
		75,483,157

FINANCIALS — 12.8%
Affiliated Managers Group, Inc.*	34,060	$4,928,482
Arch Capital Group Ltd.*(a)	142,100	11,262,846
Axis Capital Holdings Ltd.(a)	179,453	9,749,681
CBOE Holdings, Inc.	128,921	8,360,527
Citizens Financial Group, Inc.	2,000,342	49,428,451
KeyCorp	955,975	11,634,216
Lincoln National Corp.	267,500	12,567,150
MarketAxess Holdings, Inc.	44,375	7,348,056
T. Rowe Price Group, Inc.	235,796	15,680,434
Unum Group	215,550	7,611,071
White Mountains Insurance Group Ltd.(a)	15,200	12,616,000
XL Group PLC(a)	272,275	9,156,608
		160,343,522

HEALTH CARE — 9.1%
ABIOMED, Inc.*	215,525	27,712,204
Alkermes PLC*(a)	141,900	6,673,557
BioMarin Pharmaceutical, Inc.*	40,200	3,719,304
Cooper Cos., Inc.	37,250	6,677,435
DaVita, Inc.*	75,600	4,994,892
Edwards Lifesciences Corp.*	172,950	20,850,852
Hologic, Inc.*	222,400	8,635,792
Humana, Inc.	10,512	1,859,468
Incyte Corp.*	75,575	7,125,967
Ionis Pharmaceuticals, Inc.*	133,050	4,874,952
Molina Healthcare, Inc.*	110,872	6,466,055
NuVasive, Inc.*	142,275	9,484,051
PerkinElmer, Inc.	96,950	5,439,865
		114,514,394

INDUSTRIALS — 12.3%
Acuity Brands, Inc.	115,250	30,495,150
Alaska Air Group, Inc.	145,325	9,571,104
AMERCO	22,200	7,197,906
BWX Technologies, Inc.	266,375	10,220,809
Huntington Ingalls Industries, Inc.	73,500	11,276,370
ManpowerGroup, Inc.	108,500	7,840,210
Masco Corp.	246,350	8,452,269
Orbital ATK, Inc.	61,475	4,686,239
Robert Half International, Inc.	200,950	7,607,967
Southwest Airlines Co.	395,800	15,392,662
Spirit Airlines, Inc.*	185,350	7,882,936
Textron, Inc.	268,959	10,691,120
United Rentals, Inc.*	130,900	10,274,341
Xylem, Inc.	245,825	12,893,521
		154,482,604

INFORMATION TECHNOLOGY — 18.8%
Activision Blizzard, Inc.	115,725	5,126,618
Ambarella, Inc.*(a)	71,450	5,259,435
Applied Materials, Inc.	165,350	4,985,303
Arista Networks, Inc.*	121,150	10,307,442
Broadridge Financial Solutions, Inc.	68,900	4,670,731
Computer Sciences Corp.	727,400	37,977,554

CSRA, Inc.	554,405	$14,913,494
DST Systems, Inc.	71,756	8,461,468
Electronic Arts, Inc.*	66,975	5,719,665
Ellie Mae, Inc.*	49,725	5,236,043
Fiserv, Inc.*	52,950	5,266,936
FLIR Systems, Inc.	96,100	3,019,462
Harris Corp.	125,050	11,455,830
IAC/InterActiveCorp	83,275	5,202,189
Integrated Device Technology, Inc.*	352,911	8,152,244
Jack Henry & Associates, Inc.	34,850	2,981,418
Lam Research Corp.	113,925	10,789,837
Match Group, Inc.*	389,450	6,928,315
Micron Technology, Inc.*	717,900	12,764,262
NVIDIA Corp.	266,225	18,241,737
NXP Semiconductors N.V.*(a)	99,000	10,098,990
Palo Alto Networks, Inc.*	47,000	7,488,510
Science Applications International Corp.	123,833	8,590,295
Skyworks Solutions, Inc.	82,303	6,266,550
Take-Two Interactive Software, Inc.*	93,825	4,229,631
Western Digital Corp.	185,475	10,844,723
		234,978,682

MATERIALS — 5.3%
Albemarle Corp.	167,300	14,302,477
Celanese Corp.	140,075	9,323,392
Louisiana-Pacific Corp.*	78,900	1,485,687
Martin Marietta Materials, Inc.	52,373	9,380,528
Newmont Mining Corp.	220,300	8,655,587
Silver Wheaton Corp.(a)	167,425	4,525,498
Steel Dynamics, Inc.	171,725	4,291,408
Vulcan Materials Co.	54,575	6,206,814
Westlake Chemical Corp.	152,250	8,145,375
		66,316,766

REAL ESTATE — 8.4%
EPR Properties REIT	300,375	23,651,527
Host Hotels & Resorts, Inc. REIT	702,875	10,943,764
Lamar Advertising Co. - Class A REIT	299,530	19,562,304
National Retail Properties, Inc. REIT	132,950	6,760,508
Omega Healthcare Investors, Inc. REIT	181,848	6,446,512
Outfront Media, Inc. REIT	783,164	18,521,829
Senior Housing Properties Trust REIT	869,444	19,745,073
		105,631,517

UTILITIES — 6.6%
American States Water Co.	181,925	7,286,096
American Water Works Co., Inc.	108,150	8,093,946
Atmos Energy Corp.	675,018	50,268,590
ONE Gas, Inc.	130,269	8,055,835
Xcel Energy, Inc.	210,275	8,650,714
		82,355,181

TOTAL COMMON STOCKS (Cost $1,089,597,477) — 99.6%		1,248,037,127

SHORT-TERM INVESTMENTS — 0.6%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.201%	7,000,000	$7,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,000,000) — 0.6%		7,000,000

TOTAL INVESTMENTS (Cost $1,096,597,477) — 100.2%		1,255,037,127
Liabilities less other assets — (0.2)%		(2,205,281)

TOTAL NET ASSETS — 100.0%		$1,252,831,846

(equivalent to $15.76 per share; unlimited shares of $1.00 par value capital shares authorized; 79,482,552 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 14.8%
Cheesecake Factory, Inc.	50,600	$2,533,036
Cracker Barrel Old Country Store, Inc.	37,800	4,997,916
G-III Apparel Group Ltd.*	35,800	1,043,570
Installed Building Products, Inc.*	50,800	1,822,196
iRobot Corp.*	114,900	5,053,302
Lindblad Expeditions Holdings, Inc.*	147,600	1,328,400
Monro Muffler Brake, Inc.	86,900	5,315,673
Thor Industries, Inc.	61,931	5,245,556
WCI Communities, Inc.*	124,300	2,948,396
		30,288,045

CONSUMER STAPLES — 1.3%
elf Beauty, Inc.*	3,400	95,608
Performance Food Group Co.*	103,600	2,569,280
		2,664,888

ENERGY — 1.1%
Geospace Technologies Corp.*	57,060	1,111,529
Gulfport Energy Corp.*	44,600	1,259,950
		2,371,479

FINANCIALS — 8.9%
CNO Financial Group, Inc.	199,200	3,041,784
Cohen & Steers, Inc.	101,026	4,318,862
EverBank Financial Corp.	66,500	1,287,440
Financial Engines, Inc.	13,900	412,969
Hilltop Holdings, Inc.*	112,300	2,522,258
LendingTree, Inc.*	42,900	4,157,439
PRA Group, Inc.*	72,910	2,518,311
		18,259,063

HEALTH CARE — 28.8%
Acorda Therapeutics, Inc.*	70,400	1,469,952
Adeptus Health, Inc. - Class A*	26,800	1,153,740
Air Methods Corp.*	75,800	2,386,942
Akorn, Inc.*	136,800	3,729,168
AMN Healthcare Services, Inc.*	34,100	1,086,767
Bruker Corp.	161,300	3,653,445
Cynosure, Inc. - Class A*	119,900	6,107,706
Genomic Health, Inc.*	66,200	1,914,504
HealthEquity, Inc.*	74,600	2,823,610
HMS Holdings Corp.*	86,700	1,922,139
ICU Medical, Inc.*	44,645	5,642,235
Impax Laboratories, Inc.*	95,700	2,268,090
Molina Healthcare, Inc.*	48,800	2,846,016
Omnicell, Inc.*	135,900	5,204,970
PRA Health Sciences, Inc.*	59,200	3,345,392
Supernus Pharmaceuticals, Inc.*	144,800	3,580,904

Team Health Holdings, Inc.*	98,100	$3,194,136
U.S. Physical Therapy, Inc.	69,750	4,373,325
Vascular Solutions, Inc.*	49,300	2,377,739
		59,080,780

INDUSTRIALS — 11.7%
Aegion Corp.*	131,100	2,500,077
Alaska Air Group, Inc.	70,800	4,662,888
Celadon Group, Inc.	132,700	1,159,798
Chart Industries, Inc.*	42,700	1,401,841
Dycom Industries, Inc.*	44,900	3,671,922
Power Solutions International, Inc.*	35,608	364,982
Proto Labs, Inc.*	44,300	2,654,013
Radiant Logistics, Inc.*	247,200	702,048
Teledyne Technologies, Inc.*	35,600	3,842,308
Triumph Group, Inc.	29,000	808,520
WageWorks, Inc.*	36,300	2,211,033
		23,979,430

INFORMATION TECHNOLOGY — 28.4%
Acxiom Corp.*	32,600	868,790
ADTRAN, Inc.	78,600	1,504,404
Ambarella, Inc.*(a)	59,500	4,379,795
BroadSoft, Inc.*	135,900	6,326,145
Cognex Corp.	52,100	2,754,006
Descartes Systems Group, Inc.*(a)	105,800	2,276,816
Electronics For Imaging, Inc.*	75,100	3,673,892
Envestnet, Inc.*	78,100	2,846,745
ePlus, Inc.*	41,200	3,889,692
II-VI, Inc.*	201,000	4,890,330
InvenSense, Inc.*	178,500	1,324,470
j2 Global, Inc.	68,500	4,562,785
Jack Henry & Associates, Inc.	56,500	4,833,575
Monotype Imaging Holdings, Inc.	129,800	2,869,878
Pegasystems, Inc.	79,700	2,350,353
Semtech Corp.*	130,500	3,618,765
Stratasys Ltd.*(a)	65,645	1,581,388
Veeco Instruments, Inc.*	117,900	2,314,377
Virtusa Corp.*	55,900	1,379,612
		58,245,818

MATERIALS — 2.8%
Balchem Corp.	56,800	4,403,704
Carpenter Technology Corp.	30,500	1,258,430
		5,662,134

REAL ESTATE — 1.6%
Mid-America Apartment Communities, Inc. REIT	34,300	3,223,857

TOTAL COMMON STOCKS (Cost $147,954,952) — 99.4%		203,775,494

TOTAL INVESTMENTS (Cost $147,954,952) — 99.4%	$203,775,494
Other assets less liabilities — 0.6%	1,294,838

TOTAL NET ASSETS — 100.0%	$205,070,332

(equivalent to $22.99 per share; unlimited shares of $1.00 par value capital shares authorized; 8,918,348 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 8.4%
Ally Auto Receivables Trust Series 2016-2, Class A2, 1.170%, 10/15/18(a)	$393,133	$393,563
AmeriCredit Automobile Receivables Trust
Series 2015-2, Class A2A, 0.830%, 9/10/18(a)	135,631	135,605
Series 2014-1, Class A3, 0.900%, 2/8/19(a)	59,580	59,483
Bank of The West Auto Trust
Series 2014-1, Class A3, 1.090%, 3/15/19(a)(b)	143,743	143,726
Series 2015-1, Class A3, 1.310%, 10/15/19(a)(b)	655,000	655,619
Carmax Auto Owner Trust Series 2016-3, Class A2, 1.170%, 8/15/19(a)	480,000	480,409
Chase Issuance Trust Series 2016-A7, Class A7, 1.060%, 9/16/19(a)	435,000	435,077
Ford Credit Auto Owner Trust Series 2015-A, Class A3, 1.280%, 9/15/19(a)	205,000	205,452
GMACM Home Equity Loan Trust Series 2003-HE1, Class A3, 0.805%, 4/25/33(a)(c)	204,579	193,610
GSAA Trust Series 2006-S1, Class 1A1, 0.845%, 1/25/37(a)(c)	128,947	44,302
Huntington Auto Trust Series 2015-1, Class A3, 1.240%, 9/16/19(a)	570,000	570,817
Hyundai Auto Receivables Trust Series 2016-A, Class A2A, 1.210%, 6/17/19(a)	260,000	260,366
MSCC Heloc Trust Series 2007-1, Class A, 0.625%, 12/25/31(a)(c)	125,205	124,347
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A3, 0.840%, 11/15/17(a)	22,135	22,133
Series 2014-A, Class A3, 0.720%, 8/15/18(a)	140,255	140,045
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.145%, 1/25/36(a)(b)(c)	34,136	32,261
SLM Student Loan Trust Series 2005-10, Class A4, 0.825%, 10/25/19(a)(c)	26,345	26,275
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 1.125%, 12/25/35(a)(b)(c)	5,751	5,731
SunTrust Auto Receivables Trust Series 2015-1A, Class A2, 0.990%, 6/15/18(a)(b)	153,680	153,690
Toyota Auto Receivables Owner Trust Series 2015-A, Class A2, 0.710%, 7/17/17(a)	2,293	2,293

TOTAL ASSET-BACKED SECURITIES (Cost $4,062,905) — 8.4%		4,084,804

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4A, 5.723%, 6/24/50(a)(b)(c)	96,089	96,790
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A4, 5.694%, 6/11/50(a)(c)	166,464	171,036
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	106,900	106,769
Series 2014-GC19, Class A1, 1.199%, 3/10/47(a)	58,764	58,744
COMM Mortgage Trust
Series 2013-LC13, Class A1, 1.309%, 8/10/46(a)	53,963	53,993
Series 2014-CR15, Class A1, 1.218%, 2/10/47(a)	61,813	61,782
Series 2014-CR16, Class A1, 1.445%, 4/10/47(a)	66,545	66,603

GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	$9,777	$9,769
GS Mortgage Securities Trust Series 2014-GC22, Class A1, 1.290%, 6/10/47(a)	93,930	93,886
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class A, 1.424%, 10/15/29(b)(c)	460,000	455,456
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1, 1.085%, 7/15/45(a)	105,805	105,714
Series 2016-C1, Class A1, 1.695%, 3/15/49(a)	401,210	403,608
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A1, 1.591%, 10/15/48(a)	236,283	235,645
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1, 0.673%, 12/10/45(a)	28,343	28,311
Series 2013-C6, Class A1, 0.802%, 4/10/46(a)	81,797	81,551
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class A1, 1.679%, 11/15/48(a)	255,267	256,287
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	25,540	25,479
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	23,880	23,848
Series 2013-C14, Class A1, 0.836%, 6/15/46(a)	68,593	68,378
Series 2013-C17, Class A1, 1.154%, 12/15/46(a)	285,876	285,311

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,696,241) — 5.5%		2,688,960

CORPORATE BONDS — 39.0%
21st Century Fox America, Inc. 8.000%, 10/17/16	285,000	285,816
Aetna, Inc. 1.900%, 6/7/19	235,000	237,156
Aflac, Inc. 2.650%, 2/15/17	205,000	206,116
AIG Global Funding 1.900%, 10/6/21(b)	120,000	119,403
Ally Financial, Inc.
5.500%, 2/15/17	370,000	374,625
3.250%, 2/13/18	105,000	106,050
American Express Credit Corp.
2.125%, 3/18/19	205,000	208,339
2.600%, 9/14/20(a)	170,000	174,945
American Honda Finance Corp.
1.500%, 3/13/18	105,000	105,432
1.200%, 7/12/19	265,000	263,448
1.700%, 9/9/21	230,000	228,474
American International Group, Inc. 5.850%, 1/16/18	265,000	279,574
Anadarko Petroleum Corp. 6.375%, 9/15/17	53,000	55,255
AT&T, Inc. 2.450%, 6/30/20(a)	310,000	315,727
Bank of America Corp. 1.700%, 8/25/17	565,000	565,842
BB&T Corp. 2.250%, 2/1/19(a)	480,000	489,143
BP Capital Markets PLC 1.375%, 5/10/18	145,000	144,974
British Telecommunications PLC 1.250%, 2/14/17	185,000	185,018
Capital One N.A./Mclean VA 1.850%, 9/13/19(a)	230,000	229,993

Caterpillar Financial Services Corp. 1.700%, 6/16/18	$260,000	$261,872
Chevron Corp.
1.561%, 5/16/19	280,000	281,481
1.961%, 3/3/20(a)	130,000	131,807
Citigroup, Inc.
1.850%, 11/24/17	175,000	175,546
2.500%, 9/26/18	205,000	208,253
2.050%, 12/7/18	420,000	423,180
ConocoPhillips Co. 1.500%, 5/15/18	395,000	394,853
Credit Suisse A.G. 1.375%, 5/26/17	240,000	239,739
Daimler Finance North America, LLC
1.375%, 8/1/17(b)	220,000	220,102
1.500%, 7/5/19(b)	195,000	193,916
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(b)	215,000	215,812
DPL, Inc. 6.500%, 10/15/16(a)	26,000	26,001
Ensco PLC 4.700%, 3/15/21	115,000	103,155
ERAC USA Finance, LLC 6.375%, 10/15/17(b)	330,000	345,807
Ford Motor Credit Co., LLC
1.724%, 12/6/17	465,000	465,437
2.021%, 5/3/19	200,000	200,390
1.897%, 8/12/19	280,000	279,596
General Mills, Inc. 1.400%, 10/20/17	125,000	125,295
General Motors Financial Co., Inc. 2.400%, 5/9/19	375,000	377,114
Goldman Sachs Group, Inc.
2.900%, 7/19/18	105,000	107,488
2.625%, 1/31/19	555,000	566,337
2.000%, 4/25/19(a)	110,000	110,733
Hartford Financial Services Group, Inc. 5.375%, 3/15/17	515,000	524,272
Hess Corp. 1.300%, 6/15/17	170,000	169,999
ING Bank N.V. 1.650%, 8/15/19(b)	350,000	349,693
IPALCO Enterprises, Inc. 5.000%, 5/1/18(a)	240,000	250,200
Jersey Central Power & Light Co. 5.650%, 6/1/17	316,000	324,512
JPMorgan Chase & Co.
1.625%, 5/15/18	50,000	50,104
2.350%, 1/28/19	555,000	564,242
Kraft Heinz Foods Co. 2.800%, 7/2/20(a)	325,000	336,806
Liberty Property LP 5.500%, 12/15/16	175,000	176,421
Marathon Oil Corp. 2.700%, 6/1/20(a)	230,000	225,430
MetLife, Inc. 1.756%, 12/15/17	755,000	757,922
Metropolitan Life Global Funding I 1.550%, 9/13/19(b)	150,000	149,905
Morgan Stanley 2.800%, 6/16/20	280,000	287,243

New York Life Global Funding
1.125%, 3/1/17(b)	$95,000	$95,041
1.450%, 12/15/17(b)	215,000	215,890
1.300%, 4/27/18(b)	180,000	180,184
1.700%, 9/14/21(b)	235,000	233,809
NextEra Energy Capital Holdings, Inc. 1.649%, 9/1/18	160,000	160,632
Nissan Motor Acceptance Corp. 1.550%, 9/13/19(b)	185,000	184,669
Noble Holding International Ltd.
2.500%, 3/15/17	105,000	103,950
5.250%, 3/16/18	90,000	88,650
PNC Bank N.A. 1.850%, 7/20/18(a)	275,000	277,393
Pricoa Global Funding I 1.450%, 9/13/19(b)	185,000	184,444
Principal Life Global Funding II 1.500%, 9/11/17(b)	255,000	255,643
Protective Life Global Funding 1.555%, 9/13/19(b)	465,000	464,287
PSEG Power, LLC 2.450%, 11/15/18(a)	245,000	249,253
Southern Power Co. 1.500%, 6/1/18	230,000	230,250
Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 7/19/19	195,000	194,559
Toyota Motor Credit Corp. 1.700%, 2/19/19	280,000	282,184
UBS A.G. 5.875%, 12/20/17	145,000	152,636
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	88,262	95,323
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	114,623	125,346
Verizon Communications, Inc. 3.650%, 9/14/18	380,000	396,623
Walgreens Boots Alliance, Inc. 1.750%, 5/30/18	235,000	236,287
Wells Fargo Bank N.A. 1.750%, 5/24/19	470,000	472,114

TOTAL CORPORATE BONDS (Cost $18,998,036) — 39.0%		19,075,160

MORTGAGE-BACKED SECURITIES — 33.4%
Fannie Mae Pool
3.530%, 1/1/18	902,542	919,221
3.860%, 3/1/18	308,795	316,701
3.739%, 6/1/18	370,776	381,384
4.506%, 6/1/19	730,000	754,184
2.399%, 10/1/22	248,457	256,499
2.000%, 9/1/23	308,944	313,817
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	36,935	37,350
Series 2011-143, Class AC, 1.750%, 4/25/21	213,856	215,174
Series 2011-145, Class A, 1.750%, 6/25/21	228,367	230,092
Series 2011-141, Class EA, 1.750%, 7/25/21	168,272	169,479
Series 2011-143, Class M, 1.750%, 1/25/22	113,663	114,317
Series 2008-76, Class GF, 1.175%, 9/25/23(c)	25,101	25,127
Series 2013-136, Class KA, 2.000%, 5/25/25	241,222	242,723
Series 2011-122, Class A, 3.000%, 12/25/25	122,144	124,802
Series 2011-88, Class AB, 2.500%, 9/25/26	106,964	108,130

Fannie Mae-Aces
Series 2013-M1, Class ASQ2, 1.074%, 11/25/16	$778	$778
Series 2014-M13, Class ASQ2, 1.637%, 11/25/17	954,870	957,454
Series 2014-M6, Class FA, 0.799%, 12/25/17(c)	117,353	117,392
Series 2012-M9, Class ASQ2, 1.513%, 12/25/17	518,497	519,970
Series 2013-M4, Class ASQ2, 1.451%, 2/25/18	148,535	148,937
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18	142,140	141,838
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	275,000	276,010
Series 2013-M13, Class A, 1.600%, 5/25/18	252,206	253,130
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19	366,154	365,644
Series 2016-M6, Class ASQ2, 1.785%, 6/25/19	1,070,000	1,077,872
Series 2015-M13, Class ASQ1, 0.856%, 9/25/19	83,327	83,153
Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	331,030	332,077
Series 2016-M1, Class ASQ1, 1.374%, 2/25/21(a)	156,556	156,816
Series 2013-M5, Class ASQ4, 1.919%, 1/25/22	280,000	284,469
Series 2012-M2, Class A1, 1.824%, 2/25/22	133,791	135,122
Series 2016-M3, Class ASQ1, 1.468%, 2/25/23	524,701	525,162
Series 2016-M7, Class AV1, 1.557%, 10/25/23	313,476	313,964
FHLMC Multifamily Structured Pass-Through Certificates
Series K501, Class A2, 1.655%, 11/25/16(a)	35,591	35,626
Series K502, Class A2, 1.426%, 8/25/17(a)	172,422	172,656
Series KP03, Class A2, 1.780%, 7/25/19(a)	1,700,000	1,715,648
Series K504, Class A1, 1.680%, 10/25/19(a)	217,345	218,703
Series K007, Class A1, 3.342%, 12/25/19(a)	295,443	298,404
Series KP02, Class A1, 1.329%, 1/25/20(a)(c)	658,486	659,262
Series K009, Class A1, 2.757%, 5/25/20(a)	154,315	156,355
Series KF15, Class A, 1.195%, 2/25/23(a)(c)	789,824	791,306
Freddie Mac Gold Pool 3.000%, 7/1/24	290,450	305,190
Freddie Mac REMICS
Series 4350, Class CA, 2.000%, 10/15/19(a)	146,477	147,773
Series 3836, Class MC, 2.000%, 5/15/20(a)	60,940	61,235
Series 4383, Class JC, 2.000%, 5/15/23(a)	165,948	167,309
Series 4399, Class A, 2.500%, 7/15/24(a)	100,788	101,813
Series 3939, Class WB, 3.000%, 10/15/25(a)	378,310	386,177
Series 4060, Class QA, 1.500%, 9/15/26(a)	659,415	656,188
Series 3768, Class DE, 2.250%, 11/15/28(a)	44,665	44,873
Series 4302, Class AB, 1.750%, 11/15/29(a)	334,218	336,008
Series 2764, Class UE, 5.000%, 10/15/32(a)	34,574	35,500
Government National Mortgage Association Series 2014-18, Class HJ, 3.000%, 7/20/36(a)	129,047	130,077

TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,332,243) — 33.4%		16,318,891

U.S. GOVERNMENT AND AGENCIES — 10.1%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.863%, 12/7/20(a)(c)	447,072	446,053
United States Treasury Note
0.875%, 12/31/16	415,000	415,606
1.000%, 5/31/18	4,050,000	4,065,977

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $4,925,445) — 10.1%		4,927,636

SHORT-TERM INVESTMENTS — 3.5%
UMB Money Market Fiduciary, 0.010%	1,695,355	1,695,355

TOTAL SHORT-TERM INVESTMENTS (Cost $1,695,355) — 3.5%		1,695,355

TOTAL INVESTMENTS (Cost $48,710,225) — 99.9%	$48,790,806
Other assets less liabilities — 0.1%	55,794

TOTAL NET ASSETS — 100.0%	$48,846,600

(equivalent to $10.09 per share; unlimited shares of $1.00 par value capital shares authorized; 4,840,934 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $4,951,878 which represents 10.1% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Variable, floating, or step rate security (presented at the current rate as of period end).

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
			Rating of Reference Entity (Moody's/S&P)						Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Reference Exchange		Buy/Sell(d) Protection		Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(e)
	Entity							Value (f)

Intercontinental Exchange	CDX North America
	High Yield Index	Sell	B1/B+	Receive	5.00%	6/20/2021	$890,000	$47,378	$32,348	$15,030
	Series 26
TOTAL SWAP CONTRACTS							$890,000	$47,378	$32,348	$15,030

(d)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(e)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.8%
Capital One Multi-Asset Execution Trust Series 2014-A1, Class A1, 0.880%, 11/15/19(a)(b)(c)	$2,470,000	$2,471,131
Chase Issuance Trust Series 2016-A7, Class A7, 1.060%, 9/16/19(a)	1,900,000	1,900,336
Citibank Credit Card Issuance Trust
Series 2013-A12, Class A12, 1.018%, 11/7/18(a)(b)	1,025,000	1,025,195
Series 2014-A2, Class A2, 1.020%, 2/22/19(a)	2,270,000	2,270,736
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(d)	1,155,000	1,149,936
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A2A, 1.110%, 3/15/19(a)	1,710,000	1,710,231
USAA Auto Owner Trust Series 2016-1, Class A2, 1.070%, 3/15/19(a)	1,140,000	1,140,440

TOTAL ASSET-BACKED SECURITIES (Cost $11,671,681) — 5.8%		11,668,005

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	23,071	23,041
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15, Class A4, 5.331%, 2/11/44(a)	509,090	512,879
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.865%, 1/10/48(a)	1,435,000	1,578,929
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	160,001	159,804
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	191,662	191,944
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	113,773	113,681
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.988%, 8/10/45(a)(b)	1,609,473	1,633,755
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)(c)	540,741	540,597
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A3, 3.211%, 10/15/48(a)	1,090,000	1,131,369
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4, 6.103%, 6/11/49(a)(b)	391,021	401,439
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.988%, 8/15/45(a)(b)(c)(d)	1,922,252	1,943,050
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	391,904	391,034
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	421,214	420,457
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	188,231	187,980

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,458,342) — 4.6%		9,229,959

CORPORATE BONDS — 22.3%
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	$595,927	$645,091
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 1/15/27	795,207	844,907
American Express Credit Corp. 2.600%, 9/14/20(a)	1,105,000	1,137,142
American International Group, Inc. 6.400%, 12/15/20	730,000	856,148
Bank of America Corp. 3.500%, 4/19/26	595,000	618,330
Bank of America N.A.
1.750%, 6/5/18	1,570,000	1,579,078
2.050%, 12/7/18	390,000	395,114
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	387,990	425,819
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	584,106	617,692
Capital One N.A.
1.650%, 2/5/18(a)	935,000	936,096
2.350%, 8/17/18(a)	740,000	749,006
Citigroup, Inc.
1.800%, 2/5/18	1,715,000	1,719,324
2.150%, 7/30/18	745,000	751,604
ConocoPhillips Co. 3.350%, 5/15/25(a)	1,150,000	1,178,979
Credit Suisse A.G. 1.750%, 1/29/18(e)	1,095,000	1,095,174
CSX Transportation, Inc. 6.251%, 1/15/23	543,833	645,541
Daimler Finance North America, LLC 2.000%, 8/3/18(d)	1,330,000	1,341,012
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	688,260	813,867
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(d)(e)	1,905,000	1,912,191
Ford Motor Credit Co., LLC
2.145%, 1/9/18	1,345,000	1,352,009
2.875%, 10/1/18	4,100,000	4,178,392
2.551%, 10/5/18	775,000	786,367
Hartford Financial Services Group, Inc. 5.375%, 3/15/17	800,000	814,403
ING Bank N.V. 3.750%, 3/7/17(d)(e)	2,005,000	2,025,772
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	605,000	622,577
2.550%, 3/1/21(a)	710,000	723,028
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	1,030,000	1,031,920
Marathon Oil Corp. 3.850%, 6/1/25(a)	700,000	664,751
McDonald's Corp. 2.100%, 12/7/18	575,000	583,783
Metropolitan Life Global Funding I 1.350%, 9/14/18(d)	1,985,000	1,983,857
New York Life Global Funding 1.450%, 12/15/17(d)	925,000	928,831
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	409,134	464,367

Reliance Standard Life Global Funding II 2.500%, 1/15/20(d)	$690,000	$699,286
UBS A.G. 1.800%, 3/26/18(e)	1,550,000	1,553,084
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	778,818	855,651
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	1,368,924	1,496,987
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30	587,722	684,963
UnitedHealth Group, Inc. 1.900%, 7/16/18	755,000	762,978
Verizon Communications, Inc. 1.350%, 6/9/17	1,835,000	1,837,253
Wells Fargo & Co.
2.600%, 7/22/20	1,195,000	1,219,247
1.740%, 7/26/21(b)	1,845,000	1,850,845

TOTAL CORPORATE BONDS (Cost $44,453,311) — 22.3%		45,382,466

MORTGAGE-BACKED SECURITIES — 48.1%
Fannie Mae Pool
3.170%, 8/1/18	1,412,765	1,448,121
3.330%, 7/1/20	550,977	572,972
3.330%, 10/1/20	1,207,373	1,287,417
3.230%, 11/1/20	1,286,370	1,368,991
2.000%, 1/1/23	572,965	581,962
2.160%, 1/1/23	3,547,635	3,645,185
2.000%, 3/1/23	225,367	228,926
2.000%, 4/1/23	221,034	224,519
4.000%, 4/1/24	262,596	278,624
2.500%, 3/1/26	357,213	372,378
2.000%, 7/1/26	5,791,975	5,883,650
4.500%, 1/1/27(c)	594,012	609,835
2.100%, 12/1/27	1,147,594	1,157,503
2.500%, 11/15/31(f)	17,270,000	17,855,781
4.550%, 10/1/33	907,480	907,758
5.970%, 1/1/40	184,194	222,481
5.970%, 1/1/40	345,364	406,568
5.100%, 12/1/40	291,100	342,518
3.000%, 11/15/43(f)	28,515,000	29,569,085
Fannie Mae REMICS Series 2008-76, Class GF, 1.175%, 9/25/23(b)	128,624	128,756
Fannie Mae-Aces
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18(c)	680,243	678,797
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	685,000	687,515
Series 2013-M14, Class A, 1.700%, 8/25/18	1,675,561	1,685,733
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19(c)	1,450,085	1,448,067
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,088,027	1,117,327
Series 2016-M2, Class ABV2, 2.131%, 1/25/23	815,000	814,654
Series 2016-M3, Class ASQ2, 2.263%, 2/25/23	1,080,000	1,105,857
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	689,884	703,712
Series 2016-M7, Class AV2, 2.157%, 10/25/23	2,495,000	2,534,908
Series 2014-M13, Class AB2, 2.951%, 8/25/24(b)	765,000	803,372
Series 2015-M11, Class A1, 2.097%, 4/25/25	980,679	997,866
Series 2016-M6, Class AB2, 2.395%, 5/25/26	1,005,000	1,010,127
FHLMC Multifamily Structured Pass-Through Certificates
Series KF15, Class A, 1.195%, 2/25/23(a)(b)	2,854,364	2,859,719
Series KF17, Class A, 1.075%, 3/25/23(a)(b)	1,785,288	1,785,845
Freddie Mac Gold Pool
4.500%, 8/1/18(c)	735,385	753,455
4.500%, 8/1/18(c)	1,035,591	1,061,039
4.500%, 8/1/20(c)	4,874,645	5,002,113

Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	$126,890	$130,096
Series 4233, Class MD, 1.750%, 3/15/25(a)	439,027	440,797
Series 3688, Class JA, 3.500%, 1/15/30(a)	76,950	77,777
Ginnie Mae I Pool
2.140%, 8/15/23	828,973	832,986
2.730%, 6/15/32	4,002,823	4,089,977

TOTAL MORTGAGE-BACKED SECURITIES (Cost $96,558,447) — 48.1%		97,714,769

U.S. GOVERNMENT AND AGENCIES — 15.8%
United States Treasury Bond 2.250%, 8/15/46	4,110,000	4,035,506
United States Treasury Note
0.500%, 1/31/17(c)	3,080,000	3,081,802
0.875%, 4/15/19	2,280,000	2,281,514
1.375%, 9/30/20	14,795,000	14,971,268
1.750%, 9/30/22	1,805,000	1,849,632
1.500%, 8/15/26	6,020,000	5,961,443

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $31,677,657) — 15.8%		32,181,165

SHORT-TERM INVESTMENTS — 26.5%
UMB Money Market Fiduciary, 0.010%	53,817,512	53,817,512

TOTAL SHORT-TERM INVESTMENTS (Cost $53,817,512) — 26.5%		53,817,512

TOTAL INVESTMENTS (Cost $247,636,950) — 123.1%		249,993,876
Liabilities less other assets — (23.1)%		(46,837,624)

TOTAL NET ASSETS — 100.0%		$203,156,252

(equivalent to $11.89 per share; unlimited shares of $1.00 par value capital shares authorized; 16,769,666 shares outstanding for Institutional Class; equivalent to $11.89 per share; unlimited shares of $1.00 par value capital shares authorized; 311,664 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable, floating, or step rate security (presented at the current rate as of period end).
(c)	Security has been earmarked as commitment for to-be-announced securities.
(d)
Rule 144A restricted security. Total value of these securities is $11,983,935 which represents 5.9% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(e)	Foreign security denominated in U.S. dollars.
(f)	To-be-announced security.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.9%
Capital One Multi-Asset Execution Trust Series 2014-A1, Class A1, 0.880%, 11/15/19(a)(b)(f)	$10,865,000	$10,869,976
Chase Issuance Trust Series 2016-A7, Class A7, 1.060%, 9/16/19(a)	9,090,000	9,091,609
Citibank Credit Card Issuance Trust
Series 2013-A12, Class A12, 1.018%, 11/7/18(a)(b)	4,895,000	4,895,930
Series 2014-A2, Class A2, 1.020%, 2/22/19(a)	10,825,000	10,828,507
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	498,797	480,837
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(c)	4,165,000	4,146,741
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	—	—
Series 2003-HS3, Class A2A, 0.805%, 8/25/33(a)(b)	63,673	61,609
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	500,103	311,492
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)(b)	820,000	261,666
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A2A, 1.110%, 3/15/19(a)	8,660,000	8,661,169
MSCC Heloc Trust Series 2007-1, Class A, 0.625%, 12/25/31(a)(b)	949,979	943,470
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.145%, 1/25/36(a)(b)(c)	208,346	196,904
RFMSII Trust Series 2006-HSA1, Class A4, 5.990%, 2/25/36(a)(b)	1,086,739	1,028,350
SACO I Trust Series 2006-9, Class A1, 0.825%, 8/25/36(a)(b)	334,506	475,990
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 1.125%, 12/25/35(a)(b)(c)	30,794	30,685
USAA Auto Owner Trust Series 2016-1, Class A2, 1.070%, 3/15/19(a)	5,445,000	5,447,102

TOTAL ASSET-BACKED SECURITIES (Cost $56,886,253) — 5.9%		57,732,037

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	40,282	40,230
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A4, 5.331%, 2/11/44(a)	2,342,420	2,359,852
Series 2007-PW17, Class A4, 5.694%, 6/11/50(a)(b)	3,842,175	3,947,689
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.865%, 1/10/48(a)	5,600,000	6,161,674
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	612,753	612,002
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	2,537,238	2,540,975
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	245,767	245,568
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.988%, 8/10/45(a)(b)	5,145,963	5,223,600
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)(f)	1,029,557	1,029,283
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A3, 3.211%, 10/15/48(a)	4,075,000	4,229,658

Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4, 6.103%, 6/11/49(a)(b)	$1,660,126	$1,704,353
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	1,028,747	1,026,464
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	699,266	698,008
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	678,474	677,569

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,489,348) — 3.1%		30,496,925

CORPORATE BONDS — 16.3%
Ally Financial, Inc.
3.600%, 5/21/18	4,825,000	4,897,375
3.250%, 11/5/18	2,440,000	2,452,200
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,168,136	1,264,507
American Express Credit Corp. 2.600%, 9/14/20(a)	4,915,000	5,057,967
American International Group, Inc. 6.400%, 12/15/20	3,175,000	3,723,656
Bank of America Corp. 3.500%, 4/19/26	3,060,000	3,179,983
Bank of America N.A.
1.750%, 6/5/18	6,555,000	6,592,901
2.050%, 12/7/18	1,490,000	1,509,538
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	739,204	811,276
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23	500,819	535,586
Capital One N.A.
1.650%, 2/5/18(a)	2,940,000	2,943,446
2.350%, 8/17/18(a)	2,870,000	2,904,928
Citigroup, Inc.
1.800%, 2/5/18	7,055,000	7,072,786
2.150%, 7/30/18	3,440,000	3,470,496
Credit Suisse A.G. 1.750%, 1/29/18(d)	4,545,000	4,545,723
Daimler Finance North America, LLC 2.000%, 8/3/18(c)	4,350,000	4,386,018
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	1,099,633	1,300,316
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)(d)	3,325,000	3,337,552
Energy Transfer Partners LP 4.050%, 3/15/25(a)	2,205,000	2,186,990
Ensco PLC
4.700%, 3/15/21(d)	2,210,000	1,982,370
5.200%, 3/15/25(a)(d)	375,000	274,256
5.750%, 10/1/44(a)(d)	2,310,000	1,410,682
Ford Motor Credit Co., LLC
2.145%, 1/9/18	4,625,000	4,649,101
5.000%, 5/15/18	6,170,000	6,476,365
2.551%, 10/5/18	2,800,000	2,841,068
Hartford Financial Services Group, Inc. 5.375%, 3/15/17	2,425,000	2,468,660
ING Bank N.V. 3.750%, 3/7/17(c)(d)	7,595,000	7,673,684
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,945,000	6,117,720

2.550%, 3/1/21(a)	$2,835,000	$2,887,022
3.250%, 9/23/22	1,780,000	1,867,008
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	2,470,000	2,474,604
Marathon Oil Corp. 3.850%, 6/1/25(a)	3,795,000	3,603,899
McDonald's Corp. 2.100%, 12/7/18	2,090,000	2,121,923
Metropolitan Life Global Funding I 1.350%, 9/14/18(c)	9,520,000	9,514,516
New York Life Global Funding 1.450%, 12/15/17(c)	2,745,000	2,756,370
Noble Holding International Ltd.
3.950%, 3/15/22(d)	1,005,000	748,725
6.950%, 4/1/25(a)(d)	965,000	762,350
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	1,632,978	1,853,430
Reliance Standard Life Global Funding II 2.500%, 1/15/20(c)	2,050,000	2,077,589
Transocean, Inc. 6.800%, 3/15/38(d)	1,215,000	795,825
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	996,763	1,188,639
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	2,238,445	2,574,212
UBS A.G. 1.800%, 3/26/18(d)	6,620,000	6,633,174
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	347,855	375,684
UnitedHealth Group, Inc. 1.900%, 7/16/18	2,475,000	2,501,153
Verizon Communications, Inc. 1.350%, 6/9/17	4,615,000	4,620,667
Wells Fargo & Co.
2.600%, 7/22/20	5,377,000	5,486,099
1.740%, 7/26/21(b)	7,795,000	7,819,695

TOTAL CORPORATE BONDS (Cost $155,728,689) — 16.3%		158,729,734

MORTGAGE-BACKED SECURITIES — 42.0%
Fannie Mae Pool
3.170%, 8/1/18	5,218,488	5,349,086
3.330%, 7/1/20	1,174,105	1,220,976
3.330%, 10/1/20	3,106,612	3,312,568
3.230%, 11/1/20	3,303,326	3,515,492
2.000%, 1/1/23	2,494,763	2,533,935
2.160%, 1/1/23	6,905,384	7,095,262
2.000%, 3/1/23	990,003	1,005,640
2.000%, 4/1/23	970,519	985,817
2.000%, 7/1/23	1,978,552	2,009,744
4.000%, 4/1/24	784,663	832,555
2.500%, 3/1/26	744,919	776,544
4.500%, 1/1/27(f)	2,619,743	2,689,531
2.100%, 12/1/27	2,223,463	2,242,663
2.500%, 11/15/31(e)	81,400,000	84,161,007
5.970%, 1/1/40	686,123	828,741
5.970%, 1/1/40	529,558	623,404
5.100%, 12/1/40	466,684	549,116
3.000%, 11/15/43(e)	136,775,000	141,831,025
2.500%, 11/15/46(e)	38,910,000	39,181,319

Fannie Mae-Aces
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	$5,661,179	$5,664,253
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18(f)	1,893,514	1,889,486
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	1,905,000	1,911,995
Series 2013-M14, Class A, 1.700%, 8/25/18	3,808,093	3,831,212
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19(f)	5,509,743	5,502,074
Series 2016-M2, Class ABV2, 2.131%, 1/25/23	3,190,000	3,188,647
Series 2016-M3, Class ASQ2, 2.263%, 2/25/23	4,145,000	4,244,240
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	1,676,078	1,709,675
Series 2016-M7, Class AV2, 2.157%, 10/25/23	9,610,000	9,763,712
Series 2014-M13, Class AB2, 2.951%, 8/25/24(b)	2,225,000	2,336,606
Series 2015-M11, Class A1, 2.097%, 4/25/25	3,204,803	3,260,967
Series 2016-M6, Class AB2, 2.395%, 5/25/26	3,910,000	3,929,945
FHLMC Multifamily Structured Pass-Through Certificates
Series KF15, Class A, 1.195%, 2/25/23(a)(b)	12,567,200	12,590,776
Series KF17, Class A, 1.075%, 3/25/23(a)(b)	6,679,953	6,682,037
Freddie Mac Gold Pool
4.500%, 8/1/18(f)	3,227,560	3,306,871
4.500%, 8/1/18(f)	4,543,409	4,655,054
4.500%, 8/1/20(f)	21,484,250	22,046,041
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	599,572	614,719
Series 4233, Class MD, 1.750%, 3/15/25(a)	1,297,185	1,302,415
Ginnie Mae I Pool
2.140%, 8/15/23	2,145,971	2,156,360
2.730%, 6/15/32	8,329,499	8,510,858

TOTAL MORTGAGE-BACKED SECURITIES (Cost $406,503,055) — 42.0%		409,842,368

U.S. GOVERNMENT AND AGENCIES — 37.2%
United States Treasury Bond 2.250%, 8/15/46	19,725,000	19,367,485
United States Treasury Note
0.375%, 10/31/16(f)	65,770,000	65,772,150
0.500%, 11/30/16(f)	18,000,000	18,008,838
0.500%, 1/31/17(f)	19,525,000	19,536,422
0.500%, 4/30/17	55,000,000	54,987,845
0.875%, 3/31/18	28,480,000	28,537,843
0.875%, 4/15/19	40,875,000	40,902,141
1.375%, 9/30/20	69,880,000	70,712,550
1.750%, 9/30/22	16,350,000	16,754,287
1.500%, 8/15/26	28,755,000	28,475,300

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $360,653,325) — 37.2%		363,054,861

SHORT-TERM INVESTMENTS — 22.1%
UMB Money Market Fiduciary, 0.010%	215,893,411	215,893,411

TOTAL SHORT-TERM INVESTMENTS (Cost $215,893,411) — 22.1%		215,893,411

TOTAL INVESTMENTS (Cost $1,226,154,081) — 126.6%	$1,235,749,336
Liabilities less other assets — (26.6)%	(259,975,725)

TOTAL NET ASSETS — 100.0%	$975,773,611

(equivalent to $33.06 per share; unlimited shares of $1.00 par value capital shares authorized; 26,744,738 shares outstanding for Institutional Class; equivalent to $33.05 per share; unlimited shares of $1.00 par value capital shares authorized; 2,774,732 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable, floating, or step rate security (presented at the current rate as of period end).
(c)
Rule 144A restricted security. Total value of these securities is $34,120,059 which represents 3.5% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(d)	Foreign security denominated in U.S. dollars.
(e)	To-be-announced security.
(f)	Security has been earmarked as commitment for to-be-announced securities.

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
			Rating of Reference Entity (Moody's/S&P)						Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Reference Exchange		Buy/Sell(g) Protection		Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(h)
	Entity							Value (i)

Intercontinental Exchange	CDX North America
	High Yield Index	Sell	B1/B+	Receive	5.00%	6/20/2021	$20,400,000	$1,085,974	$867,602	$218,372
	Series 26
TOTAL SWAP CONTRACTS							$20,400,000	$1,085,974	$867,602	$218,372

(g)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(h)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Schedules of Investments.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.6%
Bank of The West Auto Trust Series 2014-1, Class A3, 1.090%, 3/15/19(a)(b)	$9,868,235	$9,867,101
Chase Issuance Trust
Series 2014-A1, Class A1, 1.150%, 1/15/19(a)	16,430,000	16,439,858
Series 2016-A7, Class A7, 1.060%, 9/16/19(a)	13,890,000	13,892,459
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A3, 0.845%, 10/25/36(a)(c)	2,381,758	2,047,475
Series 2007-S3, Class A2, 0.775%, 5/25/37(a)(c)	1,874,543	1,827,683
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(c)	187,859	181,095
GSAA Trust Series 2006-S1, Class 1A1, 0.845%, 1/25/37(a)(c)	1,264,127	434,310
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)	9,055,000	9,015,303
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(c)	—	—
Series 2003-HS3, Class A2A, 0.805%, 8/25/33(a)(c)	4,055	3,923
Series 2005-HS1, Class AI3, 4.830%, 9/25/35(a)(c)	2,250,708	2,249,020
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(c)	5,054,916	3,148,490
Hyundai Auto Receivables Trust Series 2016-B, Class A2, 1.120%, 10/15/19(a)	19,640,000	19,643,378
MSCC Heloc Trust Series 2007-1, Class A, 0.625%, 12/25/31(a)(c)	6,963,474	6,915,760
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.145%, 1/25/36(a)(b)(c)	512,625	484,473
RFMSII Trust Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(c)	132,298	131,199
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 1.125%, 12/25/35(a)(b)(c)	53,617	53,428

TOTAL ASSET-BACKED SECURITIES (Cost $85,420,549) — 5.6%		86,334,955

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15, Class A4, 5.331%, 2/11/44(a)	3,460,599	3,486,353
CD Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.322%, 12/11/49(a)	5,608,335	5,632,277

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,193,337) — 0.6%		9,118,630

CORPORATE BONDS — 17.6%
Ally Financial, Inc.
3.600%, 5/21/18	10,025,000	10,175,375
3.250%, 11/5/18	9,325,000	9,371,625
American Express Credit Corp. 2.600%, 9/14/20(a)	6,435,000	6,622,181
Bank of America Corp. 2.600%, 1/15/19	6,625,000	6,754,300
Bank of America N.A.
1.650%, 3/26/18	6,905,000	6,933,656
1.750%, 6/5/18	7,415,000	7,457,874
2.050%, 12/7/18	2,635,000	2,669,553

Capital One N.A.
1.650%, 2/5/18(a)	$6,925,000	$6,933,116
2.350%, 8/17/18(a)	3,800,000	3,846,246
Citigroup, Inc. 1.800%, 2/5/18	9,850,000	9,874,832
CNH Industrial Capital, LLC 3.875%, 7/16/18	2,740,000	2,787,950
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23	1,946,352	2,194,512
Credit Suisse A.G.
1.750%, 1/29/18(d)	4,195,000	4,195,667
1.700%, 4/27/18(d)	8,500,000	8,506,485
Daimler Finance North America, LLC 2.000%, 8/3/18(b)	5,945,000	5,994,225
Energy Transfer Partners LP 4.050%, 3/15/25(a)	6,392,000	6,339,790
Ensco PLC
4.700%, 3/15/21(d)	6,900,000	6,189,300
5.200%, 3/15/25(a)(d)	525,000	383,958
5.750%, 10/1/44(a)(d)	6,725,000	4,106,857
Ford Motor Credit Co., LLC
2.875%, 10/1/18	15,510,000	15,806,551
2.551%, 10/5/18	5,690,000	5,773,455
2.943%, 1/8/19	8,500,000	8,705,649
Goldman Sachs Group, Inc. 2.750%, 9/15/20(a)	2,750,000	2,816,896
IPALCO Enterprises, Inc. 5.000%, 5/1/18(a)	12,850,000	13,396,125
JPMorgan Chase & Co. 2.750%, 6/23/20(a)	5,485,000	5,644,356
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	10,920,000	10,940,355
Marathon Oil Corp. 3.850%, 6/1/25(a)	8,170,000	7,758,591
Metropolitan Life Global Funding I 1.350%, 9/14/18(b)	14,300,000	14,291,763
New York Life Global Funding 1.450%, 12/15/17(b)	6,070,000	6,095,142
Noble Holding International Ltd.
3.950%, 3/15/22(d)	2,085,000	1,553,325
6.950%, 4/1/25(a)(d)	1,910,000	1,508,900
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	2,358,747	2,677,177
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	4,550,000	4,611,234
Transocean, Inc. 6.800%, 3/15/38(d)	10,275,000	6,730,125
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24	5,525,995	6,258,189
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	3,089,854	3,553,332
UBS A.G. 1.800%, 3/26/18(d)	10,900,000	10,921,691
UnitedHealth Group, Inc. 1.900%, 7/16/18	6,500,000	6,568,685
Verizon Communications, Inc. 1.350%, 6/9/17	9,950,000	9,962,219

Wells Fargo & Co. 1.740%, 7/26/21(c)	$12,420,000	$12,459,347

TOTAL CORPORATE BONDS (Cost $264,372,515) — 17.6%		269,370,609

MORTGAGE-BACKED SECURITIES — 13.9%
Fannie Mae Pool
2.500%, 11/15/31(e)	19,810,000	20,481,935
3.000%, 11/15/43(e)	99,265,000	102,934,430
Fannie Mae-Aces
Series 2014-M6, Class FA, 0.799%, 12/25/17(c)	2,943,766	2,944,738
Series 2013-M9, Class ASQ2, 1.825%, 6/25/18	13,059,995	13,160,439
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19(f)	10,075,042	10,061,018
Series 2016-M6, Class ASQ1, 1.163%, 6/25/19	18,859,705	19,048,302
Series 2015-M13, Class ASQ1, 0.856%, 9/25/19	496,454	495,415
Series 2016-M1, Class ASQ1, 1.374%, 2/25/21(a)	3,508,815	3,514,647
Series 2012-M9, Class AB1, 1.372%, 4/25/22	1,500,926	1,501,873
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	6,333,359	6,460,311
FHLMC Multifamily Structured Pass-Through Certificates
Series KF15, Class A, 1.195%, 2/25/23(a)(c)	24,169,616	24,214,958
Series KF17, Class A, 1.075%, 3/25/23(a)(c)	8,852,053	8,854,815

TOTAL MORTGAGE-BACKED SECURITIES (Cost $212,744,972) — 13.9%		213,672,881

U.S. GOVERNMENT AND AGENCIES — 48.0%
United States Treasury Note
0.375%, 10/31/16(f)	117,885,000	117,882,649
0.875%, 11/30/16	110,000,000	110,119,240
0.875%, 12/31/16	260,000,000	260,379,860
0.875%, 1/31/17	37,975,000	38,043,583
0.875%, 2/28/17	69,560,000	69,706,146
1.000%, 3/31/17	57,965,000	58,110,028
0.875%, 3/31/18	34,615,000	34,685,303
1.375%, 8/31/23	46,505,000	46,359,672

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $734,953,039) — 48.0%		735,286,481

SHORT-TERM INVESTMENTS — 20.2%
UMB Money Market Fiduciary, 0.010%	309,384,918	309,384,918

TOTAL SHORT-TERM INVESTMENTS (Cost $309,384,918) — 20.2%		309,384,918

TOTAL INVESTMENTS (Cost $1,616,069,330) — 105.9%		1,623,168,474
Liabilities less other assets — (5.9)%		(90,862,587)

TOTAL NET ASSETS — 100.0%		$1,532,305,887

(equivalent to $11.78 per share; unlimited shares of $1.00 par value capital shares authorized; 120,084,412 shares outstanding for Institutional Class; equivalent to $11.84 per share; unlimited shares of $1.00 par value capital shares authorized; 9,907,870 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $50,412,669 which represents 3.3% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Variable, floating, or step rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.
(e)	To-be-announced security.
(f)	Security has been earmarked as commitment for to-be-announced securities.

FUTURES CONTRACTS
		Number of Contracts Long (Short)			Unrealized Appreciation (Depreciation)
	Expiration Date		Value at Trade Date	Value at September 30, 2016
Description

U.S. 10 Year Treasury Note	December 2016	(910)	$(119,082,649)	$(119,323,750)	$(241,101)
U.S. Treasury Long Bond	December 2016	(575)	(96,492,427)	(96,689,844)	(197,417)

TOTAL FUTURES CONTRACTS			$(215,575,076)	$(216,013,594)	$(438,518)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
			Rating of Reference Entity (Moody's/S&P)						Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Reference Exchange		Buy/Sell(g) Protection		Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(h)
	Entity							Value (i)

Intercontinental Exchange	CDX North America
	High Yield Index	Sell	B1/B+	Receive	5.00%	6/20/2021	$70,320,000	$3,743,419	$2,842,235	$901,184
	Series 26
TOTAL SWAP CONTRACTS							$70,320,000	$3,743,419	$2,842,235	$901,184
(g)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(h)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Schedules of Investments.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond	High level of total return consistent with the
preservation of capital
Core Bond	High level of total return consistent with the
preservation of capital
Core Plus Bond	High level of total return consistent with the
preservation of capital
Unconstrained Bond	Maximize total return consistent with the
preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Funds, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Advisor’s Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Advisor’s Valuation Committee can make the valuation determination with consent of another voting member of the Advisor’s Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Advisor’s Valuation Committee. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

▪ Level 1 – quoted prices in active markets for identical securities;
▪ Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪ Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Funds’ assets:

SCOUT FUNDS
FAS 157 TABLES
September 30, 2016

International:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,379,422,028	$-	$-	$1,379,422,028
Short-Term Investments	43,000,000	-	-	43,000,000
Total Investments	$1,422,422,028	$-	$-	$1,422,422,028

Emerging Markets:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$20,789,137	$-	$-	$20,789,137

Global Equity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,384,669	$-	$-	$10,384,669

Equity Opportunity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,171,495	$-	$-	$13,171,495

Mid Cap:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,248,037,127	$-	$-	$1,248,037,127
Short-Term Investments	7,000,000	-	-	7,000,000
Total Investments	$1,255,037,127	$-	$-	$1,255,037,127

Small Cap:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$203,775,494	$-	$-	$203,775,494

Low Duration Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$4,084,804	$-	$4,084,804
Commercial Mortgage-Backed Securities	-	2,688,960	-	2,688,960
Corporate Bonds	-	19,075,160	-	19,075,160
Mortgage-Backed Securities	-	16,318,891	-	16,318,891
U.S. Government and Agencies	-	4,927,636	-	4,927,636
Short-Term Investments	1,695,355	-	-	1,695,355
Total Investments	$1,695,355	$47,095,451	$-	$48,790,806

Other Financial Instruments(b)
Swap Contracts	$-	$47,378	$-	$47,378

Core Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$11,668,005	$-	$11,668,005
Commercial Mortgage-Backed Securities	-	9,229,959	-	9,229,959
Corporate Bonds	-	45,382,466	-	45,382,466
Mortgage-Backed Securities	-	97,714,769	-	97,714,769
U.S. Government and Agencies	-	32,181,165	-	32,181,165
Short-Term Investments	53,817,512	-	-	53,817,512
Total Investments	$53,817,512	$196,176,364	$-	$249,993,876

Core Plus Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$57,732,037	$-	$57,732,037
Commercial Mortgage-Backed Securities	-	30,496,925	-	30,496,925
Corporate Bonds	-	158,729,734	-	158,729,734
Mortgage-Backed Securities	-	409,842,368	-	409,842,368
U.S. Government and Agencies	-	363,054,861	-	363,054,861
Short-Term Investments	215,893,411	-	-	215,893,411
Total Investments	$215,893,411	$1,019,855,925	$-	$1,235,749,336

Other Financial Instruments(b)
Swap Contracts	$-	$1,085,974	$-	$1,085,974

Unconstrained Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$86,334,955	$-	$86,334,955
Commercial Mortgage-Backed Securities	-	9,118,630	-	9,118,630
Corporate Bonds	-	269,370,609	-	269,370,609
Mortgage-Backed Securities	-	213,672,881	-	213,672,881
U.S. Government and Agencies	-	735,286,481	-	735,286,481
Short-Term Investments	309,384,918	-	-	309,384,918
Total Investments	$309,384,918	$1,313,783,556	$-	$1,623,168,474

Other Financial Instruments(b)
Swap Contracts	$-	$3,743,419	$-	$3,743,419

Liabilities
Other Financial Instruments(b)
Futures Contracts	$438,518	$-	$-	$438,518
	$438,518	$-	$-	$438,518

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.

The Funds did not hold any Level 3 investments during the period ended September 30, 2016.  It is the Funds' policy to recognize transfers between Levels at the end of the period. As of June 30, 2016, the International, Emerging Markets and Global Equity Funds held some Level 2 securities due to the Funds performing a fair value adjustment. As of September 30, 2016, the International, Emerging Markets and Global Equity Funds held all Level 1 securities. A security’s classification as Level 1 or Level 2 within the International, Emerging Markets and Global Equity Funds can move on a daily basis throughout the year depending on whether or not a Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates its NAV. Per the Funds' Pricing and Fair Value Determination Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2016 to September 30, 2016, represented by recognizing the September 30, 2016 market value of securities classified as Level 2 as of June 30, 2016 that transferred hierarchies to Level 1 as of September 30, 2016:

	International	Emerging Markets	Global Equity
Transfers into Level 1	$917,998,444	$12,438,479	$1,799,952
Transfers out of Level 1	-	-	-
Net transfers in (out) of Level 1	$917,998,444	$12,438,479	$1,799,952

Transfers into Level 2	$-	$-	$-
Transfers out of Level 2	(917,998,444)	(12,438,479)	(1,799,952)
Net transfers in (out) of Level 2	$(917,998,444)	$(12,438,479)	$(1,799,952)

(b)	Derivatives – The following disclosure provides certain information about the Funds’ derivative and hedging activities.

i.
Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging), or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of open forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.
Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

Details of swap contracts, if any, at period end are included in the Schedules of Investments under the caption “Swap Contracts.”

iii.
Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures.

Details of Futures, if any, at period end are included in the Schedules of Investments under the caption “Futures Contracts.”

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitments for to-be-announced securities, if any, are presented in the Schedule of Investments.

(d)
Security Transactions and Related Investment Income – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on September 30, 2016.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes –

SCOUT FUNDS

At September 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

		GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/ DEPRECIATION FOR FEDERAL TAX PURPOSES
	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES

FUND
International	$1,060,994,629	$447,249,617	$(85,822,218)	$361,427,399
Emerging Markets	19,399,202	3,012,827	(1,622,892)	1,389,935
Global Equity	8,925,764	1,786,416	(327,511)	1,458,905
Equity Opportunity	12,263,406	1,257,153	(349,064)	908,089
Mid Cap	1,129,611,980	166,153,931	(40,728,784)	125,425,147
Small Cap	148,016,583	72,727,670	(16,968,759)	55,758,911
Low Duration Bond	48,710,817	154,298	(74,309)	79,989
Core Bond	247,743,868	2,687,623	(437,615)	2,250,008
Core Plus Bond	1,226,641,428	10,833,720	(1,725,812)	9,107,908
Unconstrained Bond	1,616,069,330	9,507,133	(2,407,989)	7,099,144

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

Item 2. Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 28, 2016

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
November 28, 2016